Consolidated Statements of Operations (Parenthetical) $ in Millions		12 Months Ended
	May 22, 2017	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Profit or loss [abstract]
Sales to related parties		$ 8,259	$ 7,503	$ 5,634
Purchases from related parties		$ 1,116	$ 1,033	$ 1,390
Reverse stock split ratio	0.3333333333